Loans from Third Parties (Details)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 24, 2023 USD ($)	Jan. 24, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Loans from Third Parties [Line Items]
Maturity date			Jan. 24, 2023
Repaid amount	$ 82,237	¥ 600,000
Loan outstanding amount | $				$ 23,512		$ 22,615
Wuxi Huanxiang Culture Co., Ltd. [Member]
Loans from Third Parties [Line Items]
Loan balance			$ 107,542					$ 107,542	¥ 765,000	¥ 765,000
Loan outstanding amount | ¥					¥ 165,000		¥ 165,000